Operating assets and liabilities - Intangible assets - Narrative (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill	kr 2,789
Not yet paid	127	kr 112
Patents and licences
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill		195
Intangible assets not yet in use	kr 2,612	1,715
Patents and licences | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life	15 years
Software | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life	3 years
Software | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life	15 years
Diabetes care and obesity
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill	kr 1,403	389
Biopharmaceuticals
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill	kr 1,165	kr 714